Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation and Summary of Significant Accounting Policies (Textual)
Percentage of quarterly profit	100.00%
Deferred revenue	$ 763,191	$ 795,344
Percentage of VAT refund	3.00%
Research and development expenses	$ 25,322	26,833
Property, equipment and software, net	847,949	1,240,222
Amortization expense	$ 356,140	47,370
Value added taxes, description	Prior to May 1, 2018, the Company is subject to VAT at the rate from 6% and 17% on revenue generated from providing services and products, respectively. Starting from May 1, 2018, the VAT rate for revenue generated from providing products was changed from 17% into 16%. Starting from April 1, 2019, the VAT rate for revenue generated from providing products was changed from 16% into 13%.
Recognized revenue	$ 795,344	877,607
Software [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Textual)
Property, equipment and software, net		$ 1,073,237
Total assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Textual)
Percentage of variable interest entities	97.00%	100.00%
Total liabilities [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Textual)
Percentage of variable interest entities	100.00%	100.00%